OTHER RECEIVABLES AND ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepaids expenses	$ 4,849	$ 4,129
Advances to vendors	36,893	15,378
Deposits	9,839	4,257
Employees receivables (a) (Note 30)		3,192
Altamira investment (b)	9,691	2,168
Other assets	705	1,286
Total receivables and assets	61,977	30,410
Current	45,404	25,467
Non-current	$ 16,573	$ 4,943